Condensed consolidated statements of financial position (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Receivables due from related parties	$ 690	$ 1,084
Current payables to related parties	405	431
Prepaid expenses and other current assets	7,189	5,567
Cash and cash equivalents	4,457	4,215
Restricted cash	108	156
Trade accounts receivable and other (including 690 and 1,084 from related parties at June 30, 2022 and December 31, 2021, respectively)	5,931	5,143
Inventories (note 2)	23,303	19,858
Current assets	40,988	34,939
Goodwill and intangible assets	4,307	4,425
Property, plant and equipment and biological assets	29,542	30,075
Investments in associates and joint ventures	10,992	10,319
Other investments	866	1,146
Deferred tax assets	7,974	8,147
Other assets	2,357	1,461
Non-current assets	56,038	55,573
Assets	97,026	90,512
Short-term debt and current portion of long-term debt (note 7)	2,719	1,913
Trade accounts payable and other (including 405 and 431 to related parties at June 30, 2022 and December 31, 2021, respectively)	16,736	15,093
Short-term provisions (note 9)	722	1,064
Accrued expenses and other liabilities	5,035	4,831
Income tax liabilities	757	1,266
Current liabilities	25,969	24,167
Long-term debt, net of current portion (note 7)	6,069	6,488
Deferred tax liabilities	2,489	2,369
Deferred employee benefits	3,517	3,772
Long-term provisions (note 9)	1,534	1,498
Fair value of previously held interests at acquisition date	1,002	874
Non-current liabilities	14,611	15,001
Total liabilities at fair value	40,580	39,168
Equity attributable to the equity holders of the parent	53,992	49,106
Non-controlling interests	2,454	2,238
Equity	56,446	51,344
Total liabilities and equity	$ 97,026	$ 90,512